CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Millions, $ in Millions	USD ($) shares	CNY (¥) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Retained earnings CNY (¥)	Treasury stock CNY (¥) shares	Total Ctrip's shareholders' equity CNY (¥)	Non-controlling interests CNY (¥)
Balance at Dec. 31, 2016		¥ 75,650	¥ 5	¥ 65,820	¥ 238	¥ 1,010	¥ 6,829	¥ (2,236)	¥ 71,666	¥ 3,984
Balance (in shares) at Dec. 31, 2016 | shares			64,155,412					(3,247,307)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options		¥ 621		621					621
Issuance of ordinary shares for the exercise of stock options (in shares) | shares	1,353,697	1,353,697	1,639,073
Share-based compensation		¥ 1,834		1,834					1,834
Appropriations to statutory reserves					146		(146)
Foreign currency translation adjustments		723				723			723
Unrealized securities holding gains		4,686				4,686			4,686
Reclassification adjustment resulting from disposal of available-for-sale debt investment		(40)				(40)			(40)
Early Termination of Call Option		650		650					650
Issuance of ordinary shares for early Conversion of Convertible Notes		2,234		2,234					2,234
Early Termination of Convertible Notes		162		37				¥ 125	162
Issuance of ordinary shares for early Conversion of Convertible Notes (in shares) | shares			1,043,375
Early Termination of Convertible Notes (in shares) | shares			318,170					318,170
Net income		2,174					2,155		2,155	19
Acquisition of additional shares in subsidiaries		(2,313)		145					145	(2,458)
Acquisition of additional shares in subsidiaries ( in Shares) | shares			444,624
Business combination		234								234
Balance at Dec. 31, 2017		86,615	¥ 5	71,341	384	6,379	8,838	¥ (2,111)	84,836	1,779
Balance (in shares) at Dec. 31, 2017 | shares			67,600,654					(2,929,137)
Changes in shareholders' equity
Issuance of ordinary shares for the exercise of stock options		¥ 653		653					653
Issuance of ordinary shares for the exercise of stock options (in shares) | shares	1,050,382	1,050,382	1,522,154
Share-based compensation		¥ 1,707		1,707					1,707
Appropriations to statutory reserves					100		(100)
Foreign currency translation adjustments		(1,072)				(1,072)			(1,072)
Unrealized securities holding gains		(696)				(696)			(696)
Early Termination of Convertible Notes (in shares) | shares			16					16
Net income		1,096					1,112		1,112	(16)
Issuance of additional equity stake by subsidiaries		394								394
Disposal of shares in subsidiaries		(30)		4					4	(34)
Acquisition of additional shares in subsidiaries		(602)		(224)					(224)	(378)
Non-controlling interest in subsidiary disposed of in Business Combination		399		395					395	4
Business combination		269								269
Balance at Dec. 31, 2018		88,733	¥ 5	73,876	484	(1,482)	15,943	¥ (2,111)	86,715	2,018
Balance (in shares) at Dec. 31, 2018 | shares			69,122,824					(2,929,121)
Changes in shareholders' equity
Cumulative effect of adoption of new accounting standard (Note 2)						(6,093)	6,093
Issuance of ordinary shares for the exercise of stock options		¥ 467		467					467
Issuance of ordinary shares for the exercise of stock options (in shares) | shares	735,416	735,416	854,749
Share-based compensation		¥ 1,714		1,680					1,680	34
Appropriations to statutory reserves					151		(151)
Foreign currency translation adjustments	$ (40)	(289)				(289)			(289)
Unrealized securities holding gains		266				266			266
Accretion of redeemable non-controlling interests	(6)	(44)					(44)		(44)
Net income	1,004	6,998					7,055		7,055	(57)
Deconsolidation of shares in subsidiaries		(45)								(45)
Issuance of additional equity stake by subsidiaries		19								19
Disposal of shares in subsidiaries		2		2					2
Equity transaction in which a non-controlling interest in a subsidiary is exchanged for a non-controlling interest in another subsidiary				(25)					(25)	25
Business combination		267								267
Share issuance for the investments		7,615	¥ 1	7,614					7,615
Share issuance for the investments (in shares) | shares			4,108,831
Balance at Dec. 31, 2019	$ 15,183	¥ 105,703	¥ 6	¥ 83,614	¥ 635	¥ (1,505)	¥ 22,803	¥ (2,111)	¥ 103,442	¥ 2,261
Balance (in shares) at Dec. 31, 2019 | shares			74,086,404					(2,929,121)